REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Assets	¥ 212,348,031	$ 30,787,570	¥ 224,862,823
Deferred tax assets	2,057,900	298,367	2,096,459
Prepaid income tax	142,056		62,139
Liabilities
Liabilities	124,592,064	18,064,151	135,165,255
Deferred tax liabilities	1,451,692	210,476	1,403,291
Income tax payable	392,119	$ 56,852	847,163
Other elimination
ASSETS
Elimination of inter-segment receivables	(741,195)		(928,814)
Operating segment
ASSETS
Assets	296,624,264		303,113,039
Liabilities
Liabilities	208,483,247		212,394,801
Operating segment | Alumina
ASSETS
Assets	90,762,410		97,099,222
Liabilities
Liabilities	48,985,559		52,154,184
Operating segment | Primary aluminum
ASSETS
Assets	94,207,732		90,931,136
Liabilities
Liabilities	50,177,428		47,125,596
Operating segment | Energy
ASSETS
Assets	34,235,502		35,261,548
Liabilities
Liabilities	18,837,349		25,419,575
Operating segment | Trading
ASSETS
Assets	35,025,454		31,625,689
Liabilities
Liabilities	21,225,051		21,037,605
Operating segment | Corporate and other operating segments
ASSETS
Assets	42,393,166		48,195,444
Liabilities
Liabilities	69,257,860		66,657,841
Inter-segment elimination
ASSETS
Elimination of inter-segment receivables	(85,734,994)		(79,480,000)
Liabilities
Elimination of inter-segment payables	(85,734,994)		(79,480,000)
Corporate and other unallocated assets
ASSETS
Deferred tax assets	2,057,900		2,096,459
Prepaid income tax	142,056		62,139
Liabilities
Deferred tax liabilities	1,451,692		1,403,291
Income tax payable	¥ 392,119		¥ 847,163